                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
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Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Advent International Corporation
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Address:         75 State Street
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                 Boston, MA  02109
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13F File Number:  28-          6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Jarlyth H. Gibson
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Title:             Assistant Compliance Officer
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Phone:             (617) 951-9493
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Signature, Place, and Date of Signing:

/s/Jarlyth H. Gibson                      Boston, MA            January 11, 2008
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        [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
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Form 13F Information Table Entry Total:                       8
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Form 13F Information Table Value Total:           $         1,236,526
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                                                          (thousands)

                           FORM 13F INFORMATION TABLE



         COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
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                                                            VALUE      SHRS OR    SH/PUT   INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS SOLE      SHARED NONE
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ACHILLION PHARMACEUTICALS, INC.         COMMON  00448Q-20-1    5,571     1,116,432               SOLE           1,116,432
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ANESIVA INC.                            COMMON  03460L-10-0    5,561     1,112,286               SOLE           1,112,286
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ARIBA, INC.                             COMMON  04033V-20-3    6,602       592,077               SOLE             592,077
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ASPEN TECHNOLGY, INC.                   COMMON  045327-10-3  478,690    29,512,336               SOLE          29,512,336
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KIRKLAND'S INC.                         COMMON  497498-10-5    6,180     6,306,407               SOLE           6,306,407
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LULULEMON ATHLETICA, INC.               COMMON  550021-10-9  730,872    15,429,001               SOLE          15,429,001
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MTI TECHNOLOGY, CORP.                   COMMON  553903-10-5       26    17,192,037               SOLE          17,192,037
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TORREYPINES THERAPEUTICS, INC.          COMMON  89235K-10-5    3,024     1,320,317               SOLE           1,320,317
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                                                           1,236,526